Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity-based awards are granted with a fair market value based on The Nasdaq Global Select Market® closing price of Peoples common shares on the date of the grant. The Compensation Committee approves equity-based grants to the NEOs and other key senior officers. Other employee awards may be made by either the Compensation Committee or the CEO pursuant to delegated authority. The annual equity-based awards to the NEOs are typically reviewed and approved by the Compensation Committee in January or February. The grant date for the annual equity-based awards is typically on or within a few days of the date of the Compensation Committee meeting at which they are approved. In certain cases, the Compensation Committee approves the use of equity-based grants to new hires or current NEOs as an incentive to attract or retain executive officers or other senior management. In the event of equity-based grants for new hires, the date of grant is typically the first business day of the month following the new employee’s date of hire. Peoples has no intention, plan or practice to select annual grant dates for equity-based awards in coordination with the release of material, non-public information or to time the release of such information because of award dates.

Award Timing Method	The annual equity-based awards to the NEOs are typically reviewed and approved by the Compensation Committee in January or February. The grant date for the annual equity-based awards is typically on or within a few days of the date of the Compensation Committee meeting at which they are approved. In certain cases, the Compensation Committee approves the use of equity-based grants to new hires or current NEOs as an incentive to attract or retain executive officers or other senior management. In the event of equity-based grants for new hires, the date of grant is typically the first business day of the month following the new employee’s date of hire. Peoples has no intention, plan or practice to select annual grant dates for equity-based awards in coordination with the release of material, non-public information or to time the release of such information because of award dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Peoples has no intention, plan or practice to select annual grant dates for equity-based awards in coordination with the release of material, non-public information or to time the release of such information because of award dates.
MNPI Disclosure Timed for Compensation Value	false